New accounting policies and significant accounting policies adopted (Tables)	12 Months Ended
Dec. 31, 2020
New accounting policies and significant accounting policies adopted
Schedule of estimated useful lives of property, plant and equipment
Years

Property, buildings, and leasehold improvements	5-20
IT equipment	3-10
Furniture, equipment and fittings	3-10